Annual Fund Operating Expenses - Federated Hermes Short Duration Corporate ETF - Federated Hermes Short Duration Corporate ETF	Dec. 14, 2021
Operating Expenses:
Management Fee	0.39%
Distribution (12b-1) Fee	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.40%
Fee Waivers and/or Expense Reimbursements	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.30%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the waivers and/or reimbursements) will not exceed 0.29% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.